Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The company’s equity grant practices reflect the Compensation Committee's intent that grants of equity awards generally be made when the company is not in possession of material nonpublic information. The usual March 1st grant date follows the Compensation Committee meeting at which grants are approved. Because March 1, 2025 was a non-business day, the company granted the annual 2025 equity awards on March 3, 2025, and the company did not time the disclosure of any material nonpublic information during 2025 for the purpose of affecting the value of executive compensation. No stock options were granted to any named executive during 2025 during the period beginning four business days before our filing of Form 10‑Q, Form 10‑K, or Form 8‑K that discloses material nonpublic information, and ending one business day after the filing of such report.

Award Timing Method	The usual March 1st grant date follows the Compensation Committee meeting at which grants are approved. Because March 1, 2025 was a non-business day, the company granted the annual 2025 equity awards on March 3, 2025, and the company did not time the disclosure of any material nonpublic information during 2025 for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The company’s equity grant practices reflect the Compensation Committee's intent that grants of equity awards generally be made when the company is not in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false